Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts Payable and Accrued Liabilities
27	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2018	December 31, 2017
	RMB	RMB
Trade payables	121,312	103,201
Advances from customers (i)	—	67,176
Salaries and welfare payable	10,087	6,955
Accrued expenses	5	213
Dividends payable by subsidiaries to non-controlling shareholders	355	139
Interest payable	2,965	3,910
Construction fee and equipment cost payables	123,556	121,313
Other (ii)	39,548	40,912

	297,828	343,819

(i)	As a result of the adoption of IFRS 15, gross amount due to customers for advances received are included in contract liabilities and disclosed in Note 28 (see Note 3(aa)(a)(i)).
(ii)	Other consists primarily of notes payables, insurance payable, etc.

The aging analysis of trade payables at December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Within 1 year	111,613	94,996
Between 1 and 2 years	5,049	4,241
Between 2 and 3 years	2,386	1,894
Over 3 years	2,264	2,070

	121,312	103,201